UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2011
                                                 --------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Dr. Jeffrey R. Jay, M.D.
            -----------------------------------------------
Address:         165 Mason Street - 3rd Floor
            -----------------------------------------------
                 Greenwich, CT  06830
            -----------------------------------------------

13F File Number:  028-12517
                  ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
            -----------------------------------------------------
Title:
            -----------------------------------------------------
Phone:
            -----------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Dr. Jeffrey R. Jay, M.D.        Greenwich, CT        February 14, 2012
-------------------------------------   -----------------    -------------------
         [Signature]                    [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                   Name

         28-
            ----------------               ------------------------------------

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2
                                            ------------

Form 13F Information Table Entry Total:         35
                                            ------------

Form 13F Information Table Value Total:    $    109,596
                                            ------------
                                              (thousands)


List of Other Included Managers:     Mr. David Kroin
                                     Great Point Partners, LLC


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         13F File Number           Name

1           028-13262                 Mr. David Kroin
2           028-11743                 Great Point Partners, LLC


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
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         COLUMN 1            COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------------   --------  --------- ---------  --------------------  ------------   --------    -----------------------
                              TITLE                VALUE     SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
      NAME OF ISSUER         OF CLASS   CUPSIP    (x$1000)   PRN AMT   PRN  CALL   DISCRETION    MANAGER     SOLE      SHARED   NONE
--------------------------   --------  --------- ---------  ---------  ---  ----  ------------   --------    --------  ------   ----
AMAG PHARMACEUTICALS, INC.     COM     00163U106        3         150  SH         Share-Defined    1,2            150     0     None
ABIOMED INC                    COM     003654100    5,079     275,000  SH         Share-Defined    1,2        275,000     0     None
ACCURAY INC                    COM     004397105      846     200,000  SH         Share-Defined    1,2        200,000     0     None
AFFYMAX, INC.                  COM     00826A109    2,345     354,700  SH         Share-Defined    1,2        354,700     0     None
ALPHATEC HOLDINGS INC.         COM     02081G102      860     500,000  SH         Share-Defined    1,2        500,000     0     None
AMICUS THERAPEUTICS INC        COM     03152W109    5,644   1,640,811  SH         Share-Defined    1,2      1,640,811     0     None
ASTEX PHARMACEUTICALS INC      COM     04624B103      505     267,448  SH         Share-Defined    1,2        267,448     0     None
BIODEL INC                     COM     09064M105    2,282   3,741,611  SH         Share-Defined    1,2      3,741,611     0     None
CARDICA, INC.                  COM     14141R101    1,494     695,000  SH         Share-Defined    1,2        695,000     0     None
CHINA KANGHUI HOLDINGS
SPONSORED ADR                  COM     16890V100    3,686     250,100  SH         Share-Defined    1,2        250,100     0     None
DISCOVERY LABORATORIES INC     COM     254668403    1,115     663,740  SH         Share-Defined    1,2        663,740     0     None
DURECT CORP                    COM     266605104    1,227   1,040,000  SH         Share-Defined    1,2      1,040,000     0     None
DYNAVAX TECHNOLOGIES CORP      COM     268158102    7,636   2,300,000  SH         Share-Defined    1,2      2,300,000     0     None
GEN-PROBE INCORPORATED         COM     36866T103    4,434      75,000  SH         Share-Defined    1,2         75,000     0     None
HEARTWARE INTERNATIONAL INC    COM     422368100    2,588      37,500  SH         Share-Defined    1,2         37,500     0     None
INSULET CORPORATION            COM     45784P101    2,073     110,100  SH         Share-Defined    1,2        110,100     0     None
MERIT MEDICAL SYS INC          COM     589889104    3,011     225,000  SH         Share-Defined    1,2        225,000     0     None
NPS PHARMACEUTICALS INC        COM     62936P103   18,345   2,783,820  SH         Share-Defined    1,2      2,783,820     0     None
NATUS MEDICAL INC DEL          COM     639050103    1,368     145,074  SH         Share-Defined    1,2        145,074     0     None
ONCOGENEX PHARMACEUTICAL INC   COM     68230A106    6,772     576,813  SH         Share-Defined    1,2        576,813     0     None
OREXIGEN THERAPEUTICS, INC.    COM     686164104    1,015     630,301  SH         Share-Defined    1,2        630,301     0     None
PAIN THERAPEUTICS INC          COM     69562K100    3,800   1,000,000  SH         Share-Defined    1,2      1,000,000     0     None
PALATIN TECHNOLOGIES INC       COM     696077403    1,306   3,250,000  SH         Share-Defined    1,2      3,250,000     0     None
POZEN INC                      COM     73941U102    5,502   1,392,948  SH         Share-Defined    1,2      1,392,948     0     None
RESMED INC.                    COM     761152107    1,389      54,685  SH         Share-Defined    1,2         54,685     0     None
RIGEL PHARMACEUTICALS INC      COM     766559603    4,734     600,000  SH         Share-Defined    1,2        600,000     0     None
SANTARUS INC                   COM     802817304    4,448   1,343,916  SH         Share-Defined    1,2      1,343,916     0     None
SPECTRANETICS CORP             COM     84760C107    1,264     175,000  SH         Share-Defined    1,2        175,000     0     None
TENGION INC                    COM     88034G109      424     901,603  SH         Share-Defined    1,2        901,603     0     None
THEREVANCE, INC.               COM     88338T104    1,105      50,000  SH   PUT   Share-Defined    1,2         50,000     0     None
THORATEC CORPORATION           COM     885175307    1,678      50,000  SH         Share-Defined    1,2         50,000     0     None
TRANSCEPT PHARMACEUTICALS INC  COM     89354M106      979     125,000  SH         Share-Defined    1,2        125,000     0     None
VANDA PHARMACEUTICALS INC.     COM     921659108    3,808     800,000  SH         Share-Defined    1,2        800,000     0     None
VENTRUS BIOSCIENCES, INC.      COM     922822101    6,006     750,000  SH         Share-Defined    1,2        750,000     0     None
WRIGHT MED GROUP INC           COM     98235T107      825      50,000  SH         Share-Defined    1,2         50,000     0     None
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